Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2016
Fair Value Disclosures [Abstract]
Available-for-sale Securities [Table Text Block]
	Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
Level 1
Short-Term Marketable Securities	4,667	-	(28)	4,639